PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 9,531	$ 7,033
Less: accumulated depreciation and amortization	6,326	5,275
Total property and equipment, net	3,205	1,758
Depreciation expense	1,416	893	$ 713
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,780	5,118
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	554	531
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,737	1,127
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 460	$ 257